GENERAL DESCRIPTION AND OPERATION OF THE PLAN	12 Months Ended
Dec. 31, 2025
EBP 021
EBP, Description of Plan [Line Items]
GENERAL DESCRIPTION AND OPERATION OF THE PLAN	GENERAL DESCRIPTION AND OPERATION OF THE PLAN
Inception
The Plan is a defined contribution plan, which became effective November 6, 2000, and is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”).

Eligibility
The Plan covers all hourly employees covered by the collective bargaining agreement between the United Steelworkers of America Local #207L and Goodyear. Newly eligible participants are automatically enrolled with 3% elective deferrals unless the participant elects otherwise.

Vesting
Participants are immediately vested in their contributions plus actual earnings thereon. Participants hired prior to July 1, 2024 are immediately vested in employer contributions. Participants hired on and after July 1, 2024 vest in employer contributions after completion of two years of continuous credited service.

Contributions
Each year, participants who have completed 30 days of continuous credited service may contribute up to 75% of their pretax compensation into the Plan. Participants may also contribute amounts representing eligible rollover distributions from other qualified defined benefit or defined contribution plans. Participants may direct their contributions to any of the Plan’s investment fund options.

Goodyear makes retirement contributions for employees hired on and after January 1, 2009 in an amount equal to 3% of compensation for the payroll period for each person who is an eligible employee on the last day of that period. All contributions are subject to certain limitations of the Internal Revenue Code (the “Code”).

Effective January 1, 2025, employees hired on and after January 1, 2009 are eligible for Company matching contributions equal to 25% of the first 1% of eligible compensation that the employee contributes to the Plan, gradually increasing in annual increments to 50% of the first 2% of eligible compensation, effective January 1, 2028.

Effective January 1, 2025, employees hired on and after January 1, 2025 are eligible to receive retirement and matching contributions after completion of 90 days of continuous credited service.

Participants may transfer amounts attributable to employee or employer contributions from one fund to the other on a daily basis subject to compliance with applicable trading policies of the Plan. Participants may not hold more than 10% of the portion of their account balance attributable to employer contributions, immediately after a transfer of funds, in the Goodyear Stock Fund.
Participant Accounts
A variety of funds have been established for investment by participants of their accounts under the Plan. All fund accounts are valued by the Trustee at the close of business following each business day.

Interest and dividends (in funds other than the Goodyear Stock Fund) are automatically reinvested in each participant's respective accounts and reflected in the unit value of the fund which affects the value of the participants' accounts.

Participants may elect to receive cash dividends on the Goodyear stock held in their account. Such election results in a distribution to the participant. For the year ended December 31, 2025, total dividends paid on the Goodyear stock held were $0.

Plan Withdrawals and Distributions
Participants may take in-service distributions of vested amounts from their accounts if they:

•Attain the age of 59½, or
•Qualify for a financial hardship.

The Internal Revenue Service (“IRS”) issued regulations governing financial hardship. Under the IRS regulations, withdrawals are permitted for severe financial hardship.

Participant vested amounts are eligible to be paid upon retirement, death or other termination of employment.

All withdrawals and distributions are valued as of the end of the day they are processed, and may be subject to income tax upon receipt. Any non-vested Company contributions are forfeited and applied to reduce future Company contributions and Plan expenses. As of December 31, 2025 and 2024, the Plan had forfeiture credits of $0.
Notes Receivable from Participants
Eligible employees may borrow money from their participant accounts. The minimum amount that can be borrowed is $500. The maximum amount that can be borrowed is $50,000 reduced by any outstanding loan balance, if any, during the one-year period ending on the day before the new loan is made or 50% of the participant's vested account balance. Participants may have up to one note outstanding at any time. The interest rate charged is a fixed rate established at the time of the application based on prime rate (6.75% at December 31, 2025 and 7.5% at December 31, 2024).

Repayments, with interest, are made through payroll deductions. If a note is not repaid when due, the outstanding balance is treated as a taxable distribution from the Plan.

Rollovers
Employees, Plan participants, or former Plan participants may transfer eligible cash distributions from any other employer sponsored plan qualified under Section 401 of the IRC into the Plan by a direct transfer from such other plan.

Expenses
Expenses of administering the Plan are paid partly by Goodyear and partly by the Commingled Trust. Trustee fees and brokerage commissions associated with the Goodyear Stock Fund are paid by Goodyear. Expenses related to the asset management of the investment funds and the independent fiduciary of the Goodyear Stock Fund are paid from such funds which reduce the investment return reported and credited to participant accounts. Recordkeeping fees are paid from funds in which a participant invests.

The professional management program offered by Advised Assets Group, LLC., an affiliate of Great-West Financial, is available to all participants. This program provides personalized portfolio management for participants who elect to delegate their investment decisions about fund choices within the Plan to a professional manager. Participation in the program is paid solely by enrolled participants. The expenses reduce the investment return reported and credited to enrolled participant accounts.
Termination Provisions
The Company anticipates and believes that the Plan will continue without interruption but reserves the right to discontinue the Plan. In the event of termination, the obligation of Goodyear to make further contributions ceases. All participants' accounts would then be fully vested with respect to employer contributions.